PROMISSORY NOTES PAYABLE AND ADVANCES (Details 1) - 8% Note Payable Due December 31, 2016 [Member] - Gemini Master Fund, LTD [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
Short-term Debt [Line Items]
Stock price	$ 0.68
Term (years)	9 months 4 days
Volatility	98.90%
Risk-free rate of interest	0.50%
Dividend yield	0.00%